Business and Asset Acquisitions - Summary of Pro Forma Financial Information (Details) (10Q) - PhotoMedex, Inc [Member] - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Net sales	$ 11,165,342	$ 13,645,644
Net loss	$ (24,834)	$ (3,916,679)
Net loss per share – basic	$ 0.00	$ (0.08)
Net loss per share – diluted	$ 0.00	$ (0.08)
Weighted average number of common shares Basic and diluted	44,067,195	48,736,317